Pension Liability - Schedule of Projected Benefit Obligation and the Changes to the Fair Value of the Plan Assets of the Pension Plan (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Projected Benefit Obligation and the Changes to the Fair Value of the Plan Assets of the Pension Plan [Abstract]
Projected benefit obligation, beginning of period	$ 809,028	$ 584,737
Service cost and plan amendments	26,283	53,920
Interest cost	24,375	14,416
Employer contributions	14,777	(3,759)
Transfers-in and (-out), net	1,342,430	42,413
Actuarial (gain)/ loss	21,240	123,388
Currency conversion adjustments	(24,956)	(6,087)
Projected benefit obligation, end of period	2,213,177	809,028
Plan assets, beginning of period	548,343	448,615
Actual return on plan assets	32,364	27,844
Employer contributions	33,300	38,737
Participant contributions	14,777	20,655
Actuarial (gain)/ loss	178,872
Transfers-in and (-out), net	1,445,453	17,999
Administration expenses	(1,861)	(2,926)
Currency conversion adjustments	(38,071)	(2,581)
Plan assets, end of period	2,213,177	548,343
Accrued pension liability		$ 260,685